UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Liquid Reserves Portfolio
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Liquid Reserves Portfolio for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Liquid Reserves Portfolio	$1	0.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$6,701,892,159
Total Number of Portfolio Holdings	59
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Investments)
Liquid Reserves Portfolio	PAGE 1	98066-SHTSR-0425

HOW HAS THE FUND CHANGED?
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Portfolio may no longer impose a redemption gate and the application of liquidity fees, if any, is no longer tied to the Portfolio’s weekly liquid assets.
Effective October 2, 2024, pursuant to Rule 2a-7, if Liquid Reserves Portfolio has total daily net redemptions that exceed 5% of the Portfolio’s net assets, or such smaller amount of net redemptions as the Board of Trustees of the Portfolio determines, based on flow information available within a reasonable period after the last computation of the Portfolio’s net asset value on that day, Liquid Reserves Portfolio may be required to apply a liquidity fee to all shares that are redeemed at a price computed on that day.
This is a summary of certain changes to the Portfolio since September 1, 2023.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-masterfunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Liquid Reserves Portfolio	PAGE 2	98066-SHTSR-0425

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Schedule of Investments (unaudited)
February 28, 2025
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 95.6%
Commercial Paper — 42.4%
ANZ New Zealand International Ltd. (SOFR + 0.200%)	4.590%	4/25/25	$150,000,000	$150,023,268 (a)(b)
Automatic Data Processing Inc.	4.506%	3/4/25	250,000,000	249,879,285 (a)(c)
Bank of New York Mellon Corp.	4.518%	3/4/25	75,000,000	74,963,690 (c)
Barclays Bank PLC	4.517%	3/7/25	125,400,000	125,293,786 (a)(c)
Barton Capital SA	4.559%	3/26/25	25,200,000	25,120,102 (a)(c)
Barton Capital SA	4.538%	3/27/25	15,000,000	14,950,838 (a)(c)
Barton Capital SA	4.546%	5/12/25	30,000,000	29,734,422 (a)(c)
Barton Capital SA	4.545%	5/27/25	50,000,000	49,467,030 (a)(c)
BNG Bank NV	4.516%	3/14/25	100,000,000	99,830,731 (a)(c)
BNG Bank NV	4.474%	3/19/25	150,000,000	149,658,660 (a)(c)
BPCE SA	4.535%	5/15/25	100,000,000	99,080,681 (a)(c)
Cabot Trail Funding LLC	4.566%	5/5/25	100,000,000	99,195,900 (a)(c)
Caisse des Depots et Consignations	4.477%	3/6/25	50,000,000	49,964,012 (c)(d)
DBS Bank Ltd.	4.534%	5/12/25	200,000,000	198,234,076 (a)(c)
Exxon Mobil Corp.	4.486%	3/11/25	85,000,000	84,887,670 (c)
Great Bear Funding DAC	4.520%	3/6/25	40,000,000	39,970,943 (a)(c)
Great Bear Funding DAC	4.529%	4/1/25	85,000,000	84,670,527 (a)(c)
LMA SA/LMA Americas LLC	4.533%	3/14/25	25,000,000	24,957,526 (a)(c)
Longship Funding DAC	4.504%	3/3/25	25,000,000	24,990,950 (a)(c)
Longship Funding DAC	4.518%	3/17/25	125,000,000	124,742,992 (a)(c)
Mizuho Bank Ltd.	4.524%	5/19/25	100,000,000	99,034,815 (a)(c)
Mizuho Bank Ltd.	4.524%	5/23/25	20,000,000	19,797,373 (a)(c)
MUFG Bank Ltd.	4.527%	4/23/25	50,000,000	49,673,585 (c)
National Bank of Canada	4.521%	4/21/25	200,000,000	198,744,104 (a)(c)
Oversea-Chinese Banking Corp. Ltd.	4.593%	5/6/25	100,000,000	99,179,157 (a)(c)
Siemens Capital Co. LLC	4.417%	5/30/25	53,775,000	53,198,651 (a)(c)
Societe Generale SA	4.516%	3/17/25	25,000,000	24,948,622 (a)(c)
Sumitomo Mitsui Trust Bank Ltd.	4.472%	3/14/25	50,000,000	49,916,178 (a)(c)
Thunder Bay Funding LLC	4.516%	4/14/25	100,000,000	99,456,875 (a)(c)
TotalEnergies Capital SA	4.502%	3/3/25	75,000,000	74,972,857 (a)(c)
TotalEnergies Capital SA	4.517%	3/6/25	125,000,000	124,909,256 (a)(c)
TotalEnergies Capital SA	4.537%	5/1/25	25,000,000	24,812,278 (a)(c)
UnitedHealth Group Inc.	4.527%	3/4/25	125,000,000	124,939,365 (a)(c)

Total Commercial Paper				2,843,200,205
Time Deposits — 14.2%
ABN AMRO Bank NV	4.330%	3/4/25	131,000,000	131,000,000
Banco Santander SA	4.320%	3/3/25	50,000,000	50,000,000
See Notes to Financial Statements.
Liquid Reserves Portfolio 2025 Semi-Annual Report

0

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Canadian Imperial Bank of Commerce	4.320%	3/3/25	$150,000,000	$150,000,000
DNB Bank ASA	4.310%	3/3/25	100,000,000	100,000,000
Mizuho Bank Ltd.	4.330%	3/3/25	118,700,000	118,700,000
National Bank of Canada	4.320%	3/3/25	75,000,000	75,000,000
Nordea Bank Abp	4.310%	3/3/25	50,000,000	50,000,000
Royal Bank of Canada	4.320%	3/3/25	50,000,000	50,000,000
Svenska Handelsbanken AB	4.310%	3/3/25	100,000,000	100,000,000
Swedbank AB	4.310%	3/3/25	125,000,000	125,000,000

Total Time Deposits				949,700,000
Certificates of Deposit — 9.5%
Credit Agricole Corporate and Investment Bank (SOFR + 0.240%)	4.630%	5/28/25	100,000,000	100,041,735 (b)
KBC Bank NV	4.330%	3/7/25	150,000,000	150,000,000
MUFG Bank Ltd. (SOFR + 0.230%)	4.620%	3/14/25	50,000,000	50,002,401 (b)
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.200%)	4.590%	4/16/25	110,455,000	110,468,474 (b)
Sumitomo Mitsui Banking Corp. (SOFR + 0.220%)	4.610%	4/22/25	150,000,000	150,019,131 (b)
Sumitomo Mitsui Trust Bank Ltd. (SOFR + 0.220%)	4.610%	4/22/25	76,815,000	76,828,065 (b)

Total Certificates of Deposit				637,359,806
U.S. Treasury Notes — 2.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	4.425%	10/31/25	150,000,000	150,173,253 (b)

Repurchase Agreements — 27.2%
BNP Paribas SA tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $101,268,111; (Fully collateralized by collateralized mortgage obligations and corporate bonds and notes, 0.800% to 7.500% due 3/22/25 to 5/15/67; Market value — $105,019,997)	4.520%	6/9/25	100,000,000	100,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $126,588,646; (Fully collateralized by collateralized mortgage obligations and corporate bonds and notes, 0.950% to 9.700% due 4/1/25 to 4/8/68; Market value — $131,305,731)	4.530%	6/9/25	125,000,000	125,000,000
See Notes to Financial Statements.

Liquid Reserves Portfolio 2025 Semi-Annual Report

 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
BofA Securities Inc. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $300,108,750; (Fully collateralized by collateralized mortgage obligations and money market instruments, 0.000% to 5.522% due 3/3/25 to 1/20/75; Market value — $315,000,000)	4.350%	3/3/25	$300,000,000	$300,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $100,036,250; (Fully collateralized by U.S. government obligations, 3.875% due 10/15/27; Market value — $102,000,000)	4.350%	3/3/25	100,000,000	100,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $150,054,500; (Fully collateralized by U.S. government obligations, 4.625% due 6/30/26; Market value — $153,000,081)	4.360%	3/3/25	150,000,000	150,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 12/10/24; Proceeds at maturity — $202,265,000; (Fully collateralized by corporate bonds and notes, 0.000% to 8.750% due 3/18/25 to 4/15/74; Market value — $212,209,071)	4.530%	3/10/25	200,000,000	200,000,000 (b)
JPMorgan Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $650,236,167; (Fully collateralized by U.S. government obligations, 0.000% to 1.625% due 5/1/25 to 5/15/31; Market value — $663,240,969)	4.360%	3/3/25	650,000,000	650,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 12/11/24; Proceeds at maturity — $101,270,917; (Fully collateralized by asset-backed securities, 0.550% to 6.420% due 10/16/25 to 6/21/39; Market value — $106,000,013)	4.530%	6/9/25	100,000,000	100,000,000
See Notes to Financial Statements.
Liquid Reserves Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
TD Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $100,036,667; (Fully collateralized by corporate bonds and notes, 2.309% to 6.875% due 7/15/25 to 12/1/54; Market value — $105,138,671)	4.400%	3/3/25	$100,000,000	$100,000,000

Total Repurchase Agreements				1,825,000,000
Total Investments — 95.6% (Cost — $6,405,455,763)				6,405,433,264
Other Assets in Excess of Liabilities — 4.4%				296,458,895
Total Net Assets — 100.0%				$6,701,892,159

(a)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Rate shown represents yield-to-maturity.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Liquid Reserves Portfolio 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2025

Assets:
Investments, at value (Cost — $4,580,455,763)	$4,580,433,264
Repurchase agreements, at value	1,825,000,000
Cash	351,607,860
Interest receivable	5,036,885
Total Assets	6,762,078,009
Liabilities:
Payable for securities purchased	59,834,878
Trustees’ fees payable	65,623
Accrued expenses	285,349
Total Liabilities	60,185,850
Total Net Assets	$6,701,892,159
Represented by:
Paid-in capital	$6,701,892,159
See Notes to Financial Statements.
Liquid Reserves Portfolio 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2025

Investment Income:
Interest	$169,327,601
Expenses:
Investment management fee (Note 2)	3,524,661
Legal fees	123,499
Trustees’ fees	112,729
Fund accounting fees	75,249
Audit and tax fees	22,196
Custody fees	21,765
Miscellaneous expenses	84,153
Total Expenses	3,964,252
Less: Fee waivers and/or expense reimbursements (Note 2)	(3,524,661)
Net Expenses	439,591
Net Investment Income	168,888,010
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	998,194
Change in Net Unrealized Appreciation (Depreciation) From Investments	(212,485)
Net Gain on Investments	785,709
Increase in Net Assets From Operations	$169,673,719
See Notes to Financial Statements.

Liquid Reserves Portfolio 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2025 (unaudited) and the Year Ended August 31, 2024	2025	2024
Operations:
Net investment income	$168,888,010	$563,125,510
Net realized gain	998,194	440,421
Change in net unrealized appreciation (depreciation)	(212,485)	(190,426)
Increase in Net Assets From Operations	169,673,719	563,375,505
Capital Transactions:
Proceeds from contributions	25,918,109,250	70,986,641,949
Value of withdrawals	(27,693,833,768)	(74,470,088,505)
Decrease in Net Assets From Capital Transactions	(1,775,724,518)	(3,483,446,556)
Decrease in Net Assets	(1,606,050,799)	(2,920,071,051)
Net Assets:
Beginning of period	8,307,942,958	11,228,014,009
End of period	$6,701,892,159	$8,307,942,958
See Notes to Financial Statements.
Liquid Reserves Portfolio 2025 Semi-Annual Report

Financial Highlights

For the years ended August 31, unless otherwise noted:
	2025[1]	2024	2023	2022	2021	2020
Net assets, end of period (millions)	$6,702	$8,308	$11,228	$14,242	$9,479	$19,833
Total return[2]	2.39%	5.72%	4.72%	0.65%	0.17%	1.41%
Ratios to average net assets:
Gross expenses	0.11%[3]	0.11%	0.11%	0.10%	0.11%	0.11%
Net expenses[4,5]	0.01 [3]	0.01	0.01	0.00 [6]	0.01	0.01
Net investment income	4.79 [3]	5.55	4.56	0.78	0.24	1.40

[1]	For the six months ended February 28, 2025 (unaudited).
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.
[4]
The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.
Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Amount represents less than 0.005% or greater than (0.005)%.
See Notes to Financial Statements.

Liquid Reserves Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio. At February 28, 2025, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a
Liquid Reserves Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board.
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Liquid Reserves Portfolio 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$6,405,433,264	—	$6,405,433,264

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both
Liquid Reserves Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.
(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.
(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Liquid Reserves Portfolio 2025 Semi-Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.
As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2025, fees waived and/or expenses reimbursed amounted to $3,524,661.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
At February 28, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$6,405,455,763	$307,077	$(329,576)	$(22,499)
4. Derivative instruments and hedging activities
During the six months ended February 28, 2025, the Portfolio did not invest in derivative instruments.
5. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The
Liquid Reserves Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

Liquid Reserves Portfolio 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Liquid Reserves Portfolio

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 21, 2025